(17) TRADE PAYABLES	12 Months Ended
Dec. 31, 2019
Trade Payables [Abstract]
TRADE PAYABLES

 (17)  TRADE PAYABLES

	Dec 31, 2019	Dec 31, 2018
Current
System service charges	2,707	62,674
Energy purchased	2,288,441	1,607,116
Electricity network usage charges	250,600	205,656
Materials and services	554,940	368,344
Energy from the Free Market	163,492	154,296
Total	3,260,180	2,398,085

Noncurrent
Energy purchased	359,944	333,036